Schedule I FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity
Balance	$ 1,880.20	$ 1,612.80	$ 1,234.40
Balance (in shares)	180,071,575
Comprehensive income (loss)
Net income (loss)	(1,018.0)	237.9	85.7
Foreign currency translation adjustments and others	34.2	31.2	(3.3)
Net realized gain (loss) under cash flow hedge	50.3	(19.0)	4.8
Total comprehensive income (loss)	(933.5)	250.1	87.2
New issuance of ADS			277.10
Exercise of stock options and restricted shares	2.20	0.80	1.40
Share based compensation	12.5	14.9	6.6
Noncontrolling interest acquisition and capital injection	(3.7)	2.1	6.1
Balance	952.80	1,880.20	1,612.80
Balance (in shares)	180,839,781	180,071,575
Ordinary Shares
Increase (Decrease) in Stockholders' Equity
Balance	1.80	1.80	1.56
Balance (in shares)	180,071,575	179,200,000	155,900,000
Comprehensive income (loss)
New issuance of ADS			0.23
New issuance of ADS (in shares)			23,000,000
Exercise of stock options and restricted shares			0.01
Exercise of stock options and restricted shares (in shares)	800,000	800,000	300,000
Balance	1.80	1.80	1.80
Balance (in shares)	180,839,781	180,071,575	179,200,000
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balance	1,134.80	1,114.70	829.80
Comprehensive income (loss)
New issuance of ADS			276.90
Exercise of stock options and restricted shares	2.20	0.80	1.40
Share based compensation	12.5	14.9	6.6
Noncontrolling interest acquisition and capital injection	(1.5)	4.4
Balance	1,148.00	1,134.80	1,114.70
Retained Earnings
Increase (Decrease) in Stockholders' Equity
Balance	653.60	416.70	331.10
Comprehensive income (loss)
Net income (loss)	(1,018.6)	236.9	85.6
Balance	(365.00)	653.60	416.70
Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity
Balance	77.50	64.90	63.40
Comprehensive income (loss)
Foreign currency translation adjustments and others	33.9	31.6	(3.3)
Net realized gain (loss) under cash flow hedge	50.3	(19.0)	4.8
Noncontrolling interest acquisition and capital injection	(0.1)
Balance	161.60	77.50	64.90
SUNTECH POWER HOLDINGS CO., LTD.
Increase (Decrease) in Stockholders' Equity
Balance	1,867.70	1,598.10	1,225.90
Balance (in shares)	180,071,575
Comprehensive income (loss)
Net income (loss)	(1,018.6)	236.9	85.6
Foreign currency translation adjustments and others	33.9	31.6	(3.3)
Net realized gain (loss) under cash flow hedge	50.3	(19.0)	4.8
Total comprehensive income (loss)	(934.4)	249.5	87.1
New issuance of ADS			277.10
Exercise of stock options and restricted shares	2.20	0.80	1.40
Share based compensation	12.5	14.9	6.6
Noncontrolling interest acquisition and capital injection	(1.6)	4.4
Balance	946.40	1,867.70	1,598.10
Balance (in shares)	180,839,781	180,071,575
SUNTECH POWER HOLDINGS CO., LTD. | Ordinary Shares
Increase (Decrease) in Stockholders' Equity
Balance	1.80	1.80	1.56
Balance (in shares)	180,071,575	179,200,000	155,900,000
Comprehensive income (loss)
New issuance of ADS			0.23
New issuance of ADS (in shares)			23,000,000
Exercise of stock options and restricted shares			0.01
Exercise of stock options and restricted shares (in shares)	800,000	800,000	300,000
Balance	1.80	1.80	1.80
Balance (in shares)	180,839,781	180,071,575	179,200,000
SUNTECH POWER HOLDINGS CO., LTD. | Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balance	1,134.80	1,114.70	829.80
Comprehensive income (loss)
New issuance of ADS			276.90
Exercise of stock options and restricted shares	2.20	0.80	1.40
Share based compensation	12.5	14.9	6.6
Noncontrolling interest acquisition and capital injection	(1.5)	4.4
Balance	1,148.00	1,134.80	1,114.70
SUNTECH POWER HOLDINGS CO., LTD. | Retained Earnings
Increase (Decrease) in Stockholders' Equity
Balance	653.60	416.70	331.10
Comprehensive income (loss)
Net income (loss)	(1,018.6)	236.9	85.6
Balance	(365.00)	653.60	416.70
SUNTECH POWER HOLDINGS CO., LTD. | Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity
Balance	77.50	64.90	63.40
Comprehensive income (loss)
Foreign currency translation adjustments and others	33.9	31.6	(3.3)
Net realized gain (loss) under cash flow hedge	50.3	(19.0)	4.8
Noncontrolling interest acquisition and capital injection	(0.1)
Balance	$ 161.60	$ 77.50	$ 64.90